Schedule of Components of Bank Borrowings (Details) (Parenthetical)		Mar. 31, 2025 USD ($)		May 02, 2024 USD ($)	Apr. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)		Feb. 28, 2024 USD ($)	Aug. 28, 2023 USD ($)	May 25, 2023 USD ($)	Mar. 15, 2023 USD ($)	Dec. 16, 2021 USD ($)	Jul. 13, 2021 USD ($)	Mar. 25, 2021 USD ($)	Nov. 26, 2020 USD ($)	Oct. 21, 2020 USD ($)	May 25, 2020 USD ($)	Mar. 31, 2025 HKD ($)		Feb. 20, 2025 USD ($)	Feb. 20, 2025 HKD ($)	Jan. 18, 2025	May 02, 2024 HKD ($)	Apr. 30, 2024 HKD ($)	Mar. 31, 2024 HKD ($)	Feb. 28, 2024 HKD ($)	Aug. 28, 2023 HKD ($)	May 25, 2023 HKD ($)	Mar. 15, 2023 HKD ($)	Dec. 16, 2021 HKD ($)	Jul. 13, 2021 HKD ($)	Mar. 25, 2021 HKD ($)	Nov. 26, 2020 HKD ($)	Oct. 21, 2020 HKD ($)	May 25, 2020 HKD ($)
Short-Term Debt [Line Items]
Long term borrowings		$ 7,626,918				$ 6,852,233
The Bank of East Asia, Limited - Loan 1 [Member]
Short-Term Debt [Line Items]
Long term borrowings		$ 110,769	[1]			110,769	[1]													$ 110,769	$ 864,000
Interest rate																				5.31%	5.31%	5.97%
The Bank of East Asia, Limited - Loan 1 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate	[1]	5.31%																5.31%
The Bank of East Asia, Limited - Loan 1 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate	[1]	5.97%																5.97%
The Bank of East Asia, Limited - Loan 1 [Member] | Life Insuance Policy [Member]
Short-Term Debt [Line Items]
Secured Debt		$ 1,000,000
Bank of East Asia Limited Loan [Member]
Short-Term Debt [Line Items]
Long term borrowings		$ 2,307,691				$ 2,307,692												$ 18,000,000							$ 18,000,000
Bank of East Asia Limited Loan [Member] | Director [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate		5.905%				6.60%												5.905%							6.60%
Loan term		1 month				1 month
Bank of East Asia Limited Loan [Member] | Director [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate		6.175%				7.03%												6.175%							7.03%
Loan term		3 months				3 months
The Bank of East Asia, Limited - Loan 21 [Member]
Short-Term Debt [Line Items]
Long term borrowings		$ 110,738	[2]			$ 120,011	[2]		$ 666,667																		$ 5,200,000
Interest rate						4.775%			4.15%																4.775%		4.15%
Loan term									20 years
The Bank of East Asia, Limited - Loan 21 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate	[2]	3.00%																3.00%
The Bank of East Asia, Limited - Loan 21 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate	[2]	3.625%																3.625%
The Bank of East Asia, Limited - Loan 22 [Member]
Short-Term Debt [Line Items]
Long term borrowings		$ 412,282	[3]			$ 453,240	[3]	$ 564,103																		$ 4,400,000
Interest rate						4.775%		4.15%																	4.775%	4.15%
Loan term								20 years
The Bank of East Asia, Limited - Loan 22 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate	[3]	3.00%																3.00%
The Bank of East Asia, Limited - Loan 22 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate	[3]	3.625%																3.625%
The Bank of East Asia, Limited - Loan 24 [Member]
Short-Term Debt [Line Items]
Long term borrowings														$ 128,205																		$ 1,000,000
Interest rate						3.625%								3.00%											3.625%							3.00%
Loan term														11 years
The Bank of East Asia, Limited - Loan 25 [Member]
Short-Term Debt [Line Items]
Long term borrowings												$ 128,205																		$ 1,000,000
Interest rate						3.625%						3.00%													3.625%					3.00%
Loan term												11 years
The Bank of East Asia, Limited - Loan 26 [Member]
Short-Term Debt [Line Items]
Long term borrowings															$ 512,821																		$ 4,000,000
Interest rate						3.625%									3.00%										3.625%								3.00%
Loan term															11 years
The Bank of East Asia, Limited - Loan 27 [Member]
Short-Term Debt [Line Items]
Long term borrowings										$ 384,615																		$ 3,000,000
Interest rate						3.625%				3.00%															3.625%			3.00%
Loan term										10 years
The Hongkong and Shanghai Banking Corporation Limited - Loan 1 [Member]
Short-Term Debt [Line Items]
Long term borrowings		$ 90,498	[4]			$ 100,049	[4]									$ 128,205																		$ 1,000,000
Interest rate						3.625%										3.00%									3.625%									3.00%
Loan term																8 years
The Hongkong and Shanghai Banking Corporation Limited - Loan 1 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate	[4]	3.00%																3.00%
The Hongkong and Shanghai Banking Corporation Limited - Loan 1 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate	[4]	3.625%																3.625%
The Hongkong and Shanghai Banking Corporation Limited - Loan 2 [Member]
Short-Term Debt [Line Items]
Long term borrowings		$ 332,782	[5]			$ 371,018	[5]										$ 512,821																		$ 4,000,000
Interest rate						3.625%											3.00%								3.625%										3.00%
Loan term																	8 years
The Hongkong and Shanghai Banking Corporation Limited - Loan 2 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate	[5]	3.00%																3.00%
The Hongkong and Shanghai Banking Corporation Limited - Loan 2 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate	[5]	3.625%																3.625%
The Hongkong and Shanghai Banking Corporation Limited - Loan 3 [Member]
Short-Term Debt [Line Items]
Long term borrowings		$ 103,245	[6]			$ 111,576	[6]				$ 384,615		$ 128,205																$ 3,000,000		$ 1,000,000
Interest rate						3.625%							3.00%												3.625%						3.00%
Loan term											10 years		8 years
The Hongkong and Shanghai Banking Corporation Limited - Loan 3 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate	[6]	3.00%																3.00%
The Hongkong and Shanghai Banking Corporation Limited - Loan 3 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate	[6]	3.625%																3.625%
The Hongkong and Shanghai Banking Corporation Limited - Loan 4 [Member]
Short-Term Debt [Line Items]
Long term borrowings	[7]	$ 347,555				$ 381,598
Interest rate						3.625%					3.00%														3.625%				3.00%
The Hongkong and Shanghai Banking Corporation Limited - Loan 4 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate	[7]	3.00%																3.00%
The Hongkong and Shanghai Banking Corporation Limited - Loan 4 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate	[7]	3.625%																3.625%
DBS Bank (Hong Kong) Limited - Loan 4 [Member]
Short-Term Debt [Line Items]
Long term borrowings	[8]	$ 115,385
Interest rate	[8]	5.01%																5.01%
DBS Bank (Hong Kong) Limited - Loan 4 [Member] | Revolving Credit Facility [Member]
Short-Term Debt [Line Items]
Long term borrowings		$ 600,000				$ 696,155												$ 4,680,000							$ 5,430,000
DBS Bank (Hong Kong) Limited - Loan 4 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate		5.00%				5.29%												5.00%							5.29%
DBS Bank (Hong Kong) Limited - Loan 4 [Member] | Minimum [Member] | Revolving Credit Facility [Member]
Short-Term Debt [Line Items]
Loan term		1 month				1 month
DBS Bank (Hong Kong) Limited - Loan 4 [Member] | Maximum [Member] | Revolving Credit Facility [Member]
Short-Term Debt [Line Items]
Loan term		4 months				4 months
DBS Bank (Hong Kong) Limited - Loan 7 [Member]
Short-Term Debt [Line Items]
Long term borrowings	[9]					$ 166,667
Interest rate	[9]	5.45%																5.45%
DBS Bank (Hong Kong) Limited - Loan 7 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate		5.20%				6.80%												5.20%							6.80%
River Square Company Limited – Loan 1 [Member]
Short-Term Debt [Line Items]
Long term borrowings		$ 547,725	[10]	$ 923,077	$ 1,000,000		[10]																$ 7,200,000	$ 7,800,000
Interest rate		12.00%	[10]	12.00%	12.00%													12.00%	[10]				12.00%	12.00%
Loan term				12 months	12 months

[1]	On February 20, 2025, the Company renewed and borrowed USD110,769 (HKD864,000) as working capital for 12 months at an annual interest rate of 5.31% with The Bank of East Asia, Limited. On January 18, 2024, the Company borrowed the same amount of loan as working capital for 12 months at an annual interest rate of 5.97% with The Bank of East Asia, Limited. The loan was secured by the insured value of life insurance policy (amounted to USD1,000,000) of the Company, accounts receivable, net of the Company and a property located in Hong Kong which held by a director of the Company.
[2]	On December 16, 2021, the Company borrowed USD128,205 (HKD1,000,000) as working capital for eleven years at variable interest rate of 3.0% per annum (2024: 3.625%) with The Bank of East Asia, Limited. The loan is secured by personal guarantee from a director of the Company.
[3]	On November 26, 2020, the Company borrowed USD512,821 (HKD4,000,000) as working capital for eleven years at variable interest rate of 3.0% per annum (2024: 3.625%) with The Bank of East Asia, Limited. The loan is secured by personal guarantee from a director of the Company.
[4]	On October 21, 2020 the Company borrowed USD128,205 (HKD1,000,000) as working capital for eight years at variable interest rate of 3.0% per annum (2024: 3.625%) with The Hongkong and Shanghai Banking Corporation Limited. The loan is secured by personal guarantee from a director of the Company.
[5]	On May 25, 2020 the Company borrowed USD512,821 (HKD4,000,000) as working capital for eight years at variable interest rate of 3.0% per annum (2024: 3.625%) with The Hongkong and Shanghai Banking Corporation Limited. The loan is secured by personal guarantee from a director of the Company.
[6]	On July 13, 2021 the Company borrowed USD128,205 (HKD1,000,000) as working capital for eight years at variable interest rate of 3.0% per annum (2024: 3.625%) with The Hongkong and Shanghai Banking Corporation Limited. The loan is secured by personal guarantee from a director of the Company.
[7]	On March 15, 2023 the Company borrowed USD384,615 (HKD3,000,000) as working capital for ten years at variable interest rate of 3.0% per annum (2024: 3.625%) with The Hongkong and Shanghai Banking Corporation Limited. The loan is secured by personal guarantee from a director of the Company.
[8]	As of March 31, 2025, the Company borrowed USD600,000 (HKD4,680,000) as working capital for one to four months at an annual interest rate ranged from 5.0% to 5.2% as revolving loans with DBS Bank (Hong Kong) Limited. The loan is secured by personal guarantees from a director of the Company, accounts receivable, net of the Company and two properties located in Hong Kong that were owned by a related company, which was wholly owned by Mr. Lam Chi Ming.
[9]	As of March 31, 2024, the Company borrowed (2024: USD696,155 (HKD5,430,000) as working capital for one to four months at an annual interest rate ranged from 5.29% to 6.8 as revolving loans with DBS Bank (Hong Kong) Limited. The loan is secured by personal guarantees from a director of the Company, accounts receivable, net of the Company and two properties located in Hong Kong that were owned by a related company, which was wholly owned by Mr. Lam Chi Ming.
[10]	On April 30, 2024 and May 2, 2024, the Company borrowed USD1,000,000 (HKD7,800,000) and USD923,077 (HKD7,200,000) as working capital for 12 months at an annual interest rate of 12% and 12% with River Square Company Limited, respectively. The loan is secured by accounts receivable, net of a project of the Company and personal guarantee from a director of the Company.